Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2022
Warrant Liability
Schedule of warrants issued but not exercised

As at June 30, 2022 and December 31, 2021 the following warrants were issued but not exercised and therefore recorded as a liability:

	June 30,	December 31,
	2022	2021
	Number	Number
Public Warrants	15,265,136	15,265,146
Mudrick Warrants	4,000,000	4,000,000
MWC Options	—	2,000,000
Outstanding, end of period	19,265,136	21,265,146

Schedule of reconciliation of warrant liabilities

	June 30,	December 31,
	2022	2021
	Number	Number
Public Warrants	15,265,136	15,265,146
Mudrick Warrants	4,000,000	4,000,000
MWC Options	—	2,000,000
Outstanding, end of period	19,265,136	21,265,146